Cover Page	12 Months Ended
Dec. 31, 2021 shares
Document Information [Line Items]
Document Type	40-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2021
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY
Trading Symbol	TRQ
Entity Registrant Name	TURQUOISE HILL RESOURCES LTD.
Entity Central Index Key	0001158041
Current Fiscal Year End Date	--12-31
Entity Current Reporting Status	Yes
Entity Emerging Growth Company	false
Entity Common Stock, Shares Outstanding	201,231,446
Entity Interactive Data Current	Yes
Entity File Number	001-32403
Entity Incorporation, State or Country Code	B0
Entity Address, Address Line One	Suite 3680 – 1 Place Ville Marie
Entity Address, Address Line Two	Montreal
Entity Address, City or Town	Quebec
Entity Address, Postal Zip Code	H3B 3P2
City Area Code	514
Local Phone Number	848-1567
Document Annual Report	true
Annual Information Form	true
Audited Annual Financial Statements	true
Document Registration Statement	false
Entity Address, Country	CA
Title of 12(b) Security	Common Shares without par value
Security Exchange Name	NYSE
ICFR Auditor Attestation Flag	true
Auditor Name	KPMG LLP
Auditor Location	Vancouver, British Columbia, Canada
Auditor Firm ID	85
Business Contact [Member]
Document Information [Line Items]
Contact Personnel Name	CT Corporation System
Entity Address, Address Line One	28 Liberty St 42nd Floor
Entity Address, City or Town	New York
Entity Address, Postal Zip Code	10005
City Area Code	212
Local Phone Number	894-8700
Entity Address, State or Province	NY